Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

The following table sets forth the historical unaudited quarterly financial data for the periods indicated. The information for each of these periods has been prepared on the same basis as the audited consolidated financial statements and, in our opinion, reflects all adjustments necessary to present fairly our financial results. Operating results for previous periods do not necessarily indicate results that may be achieved in any future period.

	2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
	(in millions, except per share data)
Revenues	$2,263	$2,380	$2,449	$2,643	$9,735
Operating income	252	404	357	89	1,102
Net income	38	157	203	62	460
Net income attributable to Hilton stockholders	34	155	200	26	415
Basic and diluted earnings per share	$0.03	$0.17	$0.22	$0.03	$0.45

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
	(in millions, except per share data)
Revenues	$2,131	$2,390	$2,417	$2,338	$9,276
Operating income	194	298	345	263	1,100
Net income	47	69	179	64	359
Net income attributable to Hilton stockholders	48	66	177	61	352
Basic and diluted earnings per share	$0.05	$0.07	$0.19	$0.07	$0.38